Rate And Regulatory Matters (Schedule Of Regulatory Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Rate And Regulatory Matters [Line Items]
Current regulatory assets	$ 247		$ 215
Noncurrent regulatory assets	1,786		1,603
Current regulatory liabilities	100		133
Noncurrent regulatory liabilities	1,589		1,502
Under-Recovered FAC [Member]
Rate And Regulatory Matters [Line Items]
Current regulatory assets	145	[1],[2]	83	[1],[2]
Under-Recovered Illinois Electric Power Costs [Member]
Rate And Regulatory Matters [Line Items]
Current regulatory assets		[1],[3]	4	[1],[3]
Under-Recovered PGA [Member]
Rate And Regulatory Matters [Line Items]
Current regulatory assets	12	[1],[3]	8	[1],[3]
MTM Derivative Losses [Member]
Rate And Regulatory Matters [Line Items]
Current regulatory assets	90	[4]	120	[4],[5]
Noncurrent regulatory assets	135	[4]	100	[4]
Pension And Postretirement Benefit Costs [Member]
Rate And Regulatory Matters [Line Items]
Noncurrent regulatory assets	772	[6]	878	[6]
Income Taxes [Member]
Rate And Regulatory Matters [Line Items]
Noncurrent regulatory assets	235	[7]	239	[7]
Noncurrent regulatory liabilities	46	[8]	48	[8]
Asset Retirement Obligation [Member]
Rate And Regulatory Matters [Line Items]
Noncurrent regulatory assets	5	[9]	6	[9]
Noncurrent regulatory liabilities	80	[9]	29	[9]
Callaway Costs [Member]
Rate And Regulatory Matters [Line Items]
Noncurrent regulatory assets	44	[1],[10]	48	[1],[10]
Unamortized Loss On Reacquired Debt [Member]
Rate And Regulatory Matters [Line Items]
Noncurrent regulatory assets	181	[1],[11]	47	[1],[11]
Recoverable Costs Contaminated Facilities [Member]
Rate And Regulatory Matters [Line Items]
Noncurrent regulatory assets	248	[12]	102	[12]
SO2 Emission Allowances Sale Tracker [Member]
Rate And Regulatory Matters [Line Items]
Noncurrent regulatory assets	2	[13]	6	[13]
Storm Costs [Member]
Rate And Regulatory Matters [Line Items]
Noncurrent regulatory assets	9	[14]	16	[14]
Demand-Side Costs [Member]
Rate And Regulatory Matters [Line Items]
Noncurrent regulatory assets	73	[1],[15]	70	[1],[15]
Reserve For Workers' Compensation Liabilities [Member]
Rate And Regulatory Matters [Line Items]
Noncurrent regulatory assets	12	[16]	13	[16]
Bad Debt Rider [Member]
Rate And Regulatory Matters [Line Items]
Noncurrent regulatory liabilities	12	[17]	10	[17]
Credit Facilities Fees [Member]
Rate And Regulatory Matters [Line Items]
Noncurrent regulatory assets	6	[16]	10	[16]
Employee Separation Costs [Member]
Rate And Regulatory Matters [Line Items]
Noncurrent regulatory assets	2	[18]	6	[18]
Common Stock Issuance Costs [Member]
Rate And Regulatory Matters [Line Items]
Noncurrent regulatory assets	7	[19]	10	[19]
Construction Accounting For Pollution Control Equipment [Member]
Rate And Regulatory Matters [Line Items]
Noncurrent regulatory assets	23	[1],[20]	25	[1],[20]
Other [Member]
Rate And Regulatory Matters [Line Items]
Noncurrent regulatory assets	32	[21]	27	[21]
Noncurrent regulatory liabilities	4	[22]	2	[22]
Over-Recovered FAC [Member]
Rate And Regulatory Matters [Line Items]
Current regulatory liabilities		[23]	12	[23]
Over-Recovered Illinois Electric Power Costs [Member]
Rate And Regulatory Matters [Line Items]
Current regulatory liabilities	58	[3]	64	[3]
Over-Recovered PGA [Member]
Rate And Regulatory Matters [Line Items]
Current regulatory liabilities	15	[3]	9	[3]
MTM Derivative Gains [Member]
Rate And Regulatory Matters [Line Items]
Current regulatory liabilities	19	[24]	46	[24]
Noncurrent regulatory liabilities	2	[24]	82	[24]
Wholesale Distribution Refund [Member]
Rate And Regulatory Matters [Line Items]
Current regulatory liabilities	8	[25]	2	[25]
Removal Costs [Member]
Rate And Regulatory Matters [Line Items]
Noncurrent regulatory liabilities	1,347	[26]	1,269	[26]
Pension And Postretirement Benefit Costs Tracker [Member]
Rate And Regulatory Matters [Line Items]
Noncurrent regulatory liabilities	23	[27]	38	[27]
Energy Efficiency Rider [Member]
Rate And Regulatory Matters [Line Items]
Noncurrent regulatory liabilities	20	[28]	24	[28]
IEMA Revenue Requirement Reconciliation [Member]
Rate And Regulatory Matters [Line Items]
Noncurrent regulatory liabilities	$ 55	[22]		[22]

[1]	Under-recovered fuel costs for periods from June 2010 through December 2012. Specific accumulation periods aggregate the under-recovered costs over four months, any related adjustments that occur over the following four months, and the recovery from customers that occurs over the next eight months.
[2]	Costs under- or over-recovered from utility customers. Amounts will be recovered from, or refunded to, customers within one year of the deferral.
[3]	Deferral of commodity-related derivative MTM losses. The December 31, 2011 balance included the MTM losses on financial contracts entered into by Ameren Illinois with Marketing Company, which expired in December 2012.
[4]	These costs are being amortized in proportion to the recognition of prior service costs (credits), transition obligations (assets), and actuarial losses (gains) attributable to Ameren’s pension plan and postretirement benefit plans. See Note 11 - Retirement Benefits for additional information.
[5]	These assets earn a return.
[6]	Offset to certain deferred tax liabilities for expected recovery of future income taxes when paid. See Note 13 - Income Taxes for amortization period.
[7]	Recoverable or refundable removal costs for AROs at our rate-regulated operations, including net realized and unrealized gains and losses related to the nuclear decommissioning trust fund investments. See Note 1 - Summary of Significant Accounting Policies - Asset Retirement Obligations.
[8]	Estimated funds collected for the eventual dismantling and removal of plant from service, net of salvage value, upon retirement related to our rate-regulated operations.
[9]	Ameren Missouri’s Callaway energy center operations and maintenance expenses, property taxes, and carrying costs incurred between the plant in-service date and the date the plant was reflected in rates. These costs are being amortized over the remaining life of the energy center's current operating license which expires in 2024.
[10]	Losses related to reacquired debt. These amounts are being amortized over the lives of the related new debt issuances or the remaining lives of the old debt issuances if no new debt was issued.
[11]	The recoverable portion of accrued environmental site liabilities, primarily collected from electric and natural gas customers through ICC-approved cost recovery riders. The period of recovery will depend on the timing of actual expenditures. See Note 15 - Commitments and Contingencies for additional information.
[12]	A regulatory tracking mechanism for gains on sales of SO2 emission allowances, net of SO2 premiums incurred under the terms of coal procurement contracts, plus any SO2 discounts received under such contracts, as approved in a MoPSC order. The MoPSC’s May 2010 electric rate order discontinued any future deferrals under this tracking mechanism. The MoPSC’s December 2012 rate order approved the amortization of these costs through December 2014.
[13]	Actual storm costs in a test year that exceed the MoPSC staff’s normalized storm costs for rate purposes. As approved by the December 2012 MoPSC electric rate order, the 2006, 2007, and 2008 storm costs are being amortized through December 2014. As approved by the May 2010 MoPSC electric rate order, the 2009 storm costs are being amortized through June 2015.
[14]	Demand-side costs, including the costs of developing, implementing and evaluating customer energy efficiency and demand response programs. Costs incurred from May 2008 through September 2008 are being amortized over a 10-year period that began in March 2009. Costs incurred from October 2008 through December 2009 are being amortized over a six-year period that began in July 2010. Costs incurred from January 2010 through February 2011 are being amortized over a six-year period that began in August 2011. Costs incurred from March 2011 through July 2012 are being amortized over a six-year period that began in January 2013. The amortization period for the costs incurred after July 2012 will be determined in a future Ameren Missouri electric rate case.
[15]	Reserve for workers’ compensation claims. The period of recovery will depend on the timing of actual expenditures.
[16]	Ameren Missouri’s costs incurred to enter into and maintain the 2012 Ameren Missouri Credit Agreement. These costs are being amortized over five years, beginning in November 2012. These costs are being amortized to construction work in progress, which will be subsequently depreciated when assets are placed into service.
[17]	A regulatory tracking mechanism for the difference between the level of pension and postretirement benefit costs incurred by Ameren Missouri under GAAP and the level of such costs built into rates. For periods prior to August 2012, the MoPSC's December 2012 electric rate order directed the amortization to occur over five years, beginning in January 2013. For periods after August 2012, the amortization period will be determined in a future Ameren Missouri electric rate case.
[18]	The MoPSC’s May 2010 electric rate order allowed Ameren Missouri to recover its portion of Ameren’s September 2009 common stock issuance costs. These costs are being amortized over five years, beginning in July 2010.
[19]	The MoPSC’s May 2010 electric rate order allowed Ameren Missouri to record an allowance for funds used during construction for pollution control equipment at its Sioux energy center until the cost of that equipment was placed in customer rates. The amortization of these costs will be over the expected life of the Sioux energy center.
[20]	The Ameren Illinois total includes Ameren Illinois Merger integration and optimization costs, which are amortized over four years, beginning in January 2012. The Ameren Illinois total includes costs related to delivery service rate cases. The 2012 natural gas rate case costs are being amortized over a two-year period that began in January 2012. The electric rate case costs for the IEIMA initial rate filing are being amortized over a three-year period that began in January 2012. The Ameren Illinois total also includes a portion of the unamortized debt fair value adjustment recorded upon Ameren's acquisition of IP. This portion is being amortized over the remaining life of the related debt, beginning with the expiration of the electric rate freeze in Illinois on January 1, 2007. At Ameren Missouri, the balance primarily includes cost associated with the retirement of renewable energy credits and solar rebates to fulfill its renewable energy portfolio requirement. Costs incurred from January 2010 through July 2012 are being amortized over three years, beginning January 2013. The amortization period for the costs incurred after July 2012 will be determined in a future Ameren Missouri electric rate case.
[21]	Over-recovered fuel costs from March 2009 through September 2009 as ordered by the MoPSC in April 2011. Customer refunds concluded in 2012. Specific accumulation periods aggregate the over-recovered costs over four months, any related adjustments occur over the following four months, and then recovery from customers occurs over the next eight months.
[22]	Balance primarily includes an Ameren Missouri liability relating to its 2010 property tax refund. The MoPSC's December 2012 electric rate order directed a refund to customers over a two-year period, beginning in January 2013.
[23]	Deferral of commodity-related derivative MTM gains.
[24]	Estimated refund to wholesale electric customers. See 2011 Wholesale Distribution Rate Case above.
[25]	Unamortized portion of investment tax credit and federal excess deferred taxes. See Note 13 - Income Taxes for amortization period.
[26]	A regulatory tracking mechanism for the difference between the level of bad debt expense incurred by Ameren Illinois under GAAP and the level of such costs included in electric and natural gas rates. The over-recovery relating to 2010 was refunded to customers from June 2011 through May 2012. The over-recovery relating to 2011 is being refunded to customers from June 2012 through May 2013. The over-recovery relating to 2012 will be refunded to customers from June 2013 through May 2014.
[27]	A regulatory tracking mechanism that allows Ameren Illinois to recover its electric and natural gas costs associated with developing, implementing, and evaluating customer energy efficiency and demand response programs. This over-recovery will be refunded to customers over the following 12 months after the plan year.
[28]	The difference between Ameren Illinois' 2012 revenue requirement calculated under the IEIMA's performance-based formula ratemaking framework, and the revenue requirement included in customer rates for 2012. Subject to ICC approval, this liability will be refunded to customers in 2014.